Loans (Details 1) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Construction and Land Development
Loans 30-89 Days Past Due	$ 131,000	$ 5,000
Total Past Due Loans	168,000	50,000
Total Current Loans	122,160,000	136,351,000
Nonaccrual	37,000	45,000
Total Loans	122,328,000	136,401,000
Loans 90 Or More Days Past Due	0	0
Single-Family Residential
Loans 30-89 Days Past Due	5,434,000	3,761,000
Total Past Due Loans	9,154,000	7,063,000
Total Current Loans	375,355,000	365,762,000
Nonaccrual	3,720,000	3,302,000
Total Loans	384,509,000	372,825,000
Loans 90 Or More Days Past Due	0	0
Commercial
Loans 30-89 Days Past Due	87,000	13,000
Total Past Due Loans	513,000	13,000
Total Current Loans	470,931,000	425,807,000
Nonaccrual	426,000	0
Total Loans	471,444,000	425,820,000
Loans 90 Or More Days Past Due	0	0
Multifamily and Farmland
Loans 30-89 Days Past Due	0	0
Total Past Due Loans	0	76,000
Total Current Loans	69,671,000	62,966,000
Nonaccrual	0	76,000
Total Loans	69,671,000	63,042,000
Loans 90 Or More Days Past Due	0	0
Commercial Loans (Not Secured by Real Estate)
Loans 30-89 Days Past Due	360,000	125,000
Total Past Due Loans	608,000	588,000
Total Current Loans	63,229,000	69,956,000
Nonaccrual	248,000	463,000
Total Loans	63,837,000	70,544,000
Loans 90 Or More Days Past Due	0	0
Farm Loans (Not Secured by Real Estate)
Loans 30-89 Days Past Due	0	0
Total Past Due Loans	0	1,000
Total Current Loans	401,000	549,000
Nonaccrual	0	1,000
Total Loans	401,000	550,000
Loans 90 Or More Days Past Due	0	0
Consumer Loans (Not Secured by Real Estate)
Loans 30-89 Days Past Due	33,000	63,000
Total Past Due Loans	42,000	63,000
Total Current Loans	6,433,000	6,903,000
Nonaccrual	9,000	0
Total Loans	6,475,000	6,966,000
Loans 90 Or More Days Past Due	0	0
All Other Loans (Not Secured by Real Estate)
Loans 30-89 Days Past Due	0	0
Total Past Due Loans	0	0
Total Current Loans	19,739,000	16,918,000
Nonaccrual	0	0
Total Loans	19,739,000	16,918,000
Loans 90 Or More Days Past Due	0	0
Total Real Estate [Member] | Loans (Not Secured by Real Estate)
Loans 30-89 Days Past Due	6,045,000	3,967,000
Total Past Due Loans	10,485,000	7,854,000
Total Current Loans	1,127,919,000	1,085,212,000
Nonaccrual	4,440,000	3,887,000
Total Loans	1,138,404,000	1,093,066,000
Total Real Estate [Member] | Total Real Estate Loans
Loans 30-89 Days Past Due	5,652,000	3,779,000
Total Past Due Loans	9,835,000	7,202,000
Total Current Loans	1,038,117,000	990,886,000
Nonaccrual	4,183,000	3,423,000
Total Loans	1,047,952,000	998,088,000
Loans 90 Or More Days Past Due	$ 0	$ 0